PROPERTY, PLANT, AND EQUIPMENT, NET (Tables)	3 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of property, plant, and equipment, net
Details on property, plant, and equipment, net follow.

	Useful lives (In years)	March 31,	December 31,
		2015	2014
		(Dollars in thousands)
Gathering and processing systems and related equipment	30	$1,479,712	$1,462,706
Construction in progress	n/a	52,144	44,447
Other	4-15	29,599	28,871
Total		1,561,455	1,536,024
Less accumulated depreciation		135,312	121,674
Property, plant, and equipment, net		$1,426,143	$1,414,350

Schedule of depreciation expense related to property, plant and equipment and capitalized interest
Depreciation expense related to property, plant, and equipment and capitalized interest were as follows:

	Three months ended March 31,
	2015	2014
	(In thousands)
Depreciation expense	$13,638	$11,199
Capitalized interest	645	1,630